UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 2, 2003

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:
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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,663       83,711 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       26       11,130 SH                 2,336
Agilent Technologies COM             00846u 10 1      491       25,113 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,585       28,730 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    4,492       88,004 SH                24,600   0     0
AOL Time Warner      COM             00184A 10 5    1,243       77,258 SH                14,050   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      179       21,813 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      225       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,844       54,461 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      273        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    1,901       73,116 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,841	    73,133 SH                12,000   0     0
Bell South           COM             079860 10 2      989       37,146 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      527          217 SH                     0   0     0
Boeing               COM             097023 10 5    1,551       45,189 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,262      101,417 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    2,423       89,237 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,492       61,709 SH                 9,986   0     0
Cardinal Health Inc. COM             14149y 10 8    1,632       25,394 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,710       23,680 SH                 3,927   0     0
Cisco Systems        COM             17275R 10 2    2,046      121,832 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    1,765       38,034 SH                 6,900   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      464       16,025 SH                   600   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,175       38,928 SH                10,086   0     0
ConocoPhillips       COM             20825C 10 4      899       16,397 SH                 3,963   0     0
Corning Inc          COM             219350 10 5      536       72,558 SH                11,550   0     0
Costco Companies Inc.COM             22160Q 10 2    1,521       41,569 SH                     0   0     0
Diebold Inc          COM             253651 10 3      293        6,775 SH                     0   0     0
Disney               COM             254687 10 6    1,096       55,490 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      856       19,904 SH                 6,200   0     0
DuPont               COM             263534 10 9      720       17,287 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      212       20,300 SH                     0   0     0
Eli Lilly            COM             532457 10 8    4,597       66,658 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,204       23,555 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    1,963       54,662 SH                13,242   0     0
Gannett              COM             364730 10 1    3,079       40,085 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,792       97,354 SH                30,100   0     0
General Mills	   COM             370334 10 4    1,152       24,300 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      448        5,600 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,583      121,262 SH                23,650   0     0
Home Depot Inc.      COM             437076 10 2    1,206       36,427 SH                 5,000   0     0
Hubbell Inc Class A  CL  A           443510 10 2      472       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      381       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1        0       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    4,529      217,659 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    5,713       69,252 SH                12,600   0     0
Jacobson Stores      COM             469834 10 5        1       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    4,875       94,293 SH                21,000   0
Kroger Company       COM             501044 10 1      777       46,570 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      773       20,600 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,117       96,663 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       76       37,284 SH                 7,445   0     0
Masco Corp           COM             574599 10 6    2,582      108,264 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,734      100,524 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      631       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,232       36,858 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,597       62,268 SH                 8,600   0     0
Minnesota Mining     COM             604059 10 5    1,412       10,945 SH                 4,000   0     0
Motorola             COM             620076 10 9    1,427      151,309 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,058       47,712 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      232       11,631 SH		      3,965   0     0
Pepsico Inc          COM             713448 10 8    5,116      114,967 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   10,569      309,482 SH                62,600   0     0
Procter & Gamble     COM             742718 10 9    3,112       34,900 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      326        6,988 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,609       62,960 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,867       39,240 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      218       20,420 SH                     0   0     0
Snap On Tools        COM             833034 10 1    1,019       35,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      164       35,350 SH                     0   0     0
Target Corporation   COM             87612e 10 6    2,937       77,625 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,208       45,719 SH                13,700   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      400        4,760 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      602       17,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      885       15,255 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,151       33,770 SH 		      5,675   0     0
Unocal               COM             915289 10 2      224        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,827       71,664 SH                21,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,013      102,466 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3      978       18,225 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,347       46,574 SH                 6,400   0     0
Wyeth                COM		 983024 10 0    3,978  	    87,331 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      989      750,000 PRN                  350   0     0
